U.S. GLOBAL INVESTORS FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	U.S. Global Investors Funds (the “Registrant”)
File No.: 002-35439/811-01800
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Resources Fund, Gold and Precious Metals Fund, Holmes Macro Trends Fund, Near-Term Tax Fee Fund, U.S. Government Securities Ultra-Short Bond Fund and World Precious Minerals Fund, each a series of the Registrant, dated May 1, 2020 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 28, 2020 (accession number 0001398344-20-008645).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant